Property and equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Property and equipment, Gross	¥ 410,326	¥ 391,430
Accumulated depreciation	(224,141)	(207,858)
Net book value	186,185	183,572
Depreciation	41,478	47,214	¥ 64,610
Machinery
Property and equipment, net
Property and equipment, Gross	123,010	132,846
Leasehold improvement
Property and equipment, net
Property and equipment, Gross	106,569	103,707
Computer equipment
Property and equipment, net
Property and equipment, Gross	37,962	40,313
Furniture and office equipment
Property and equipment, net
Property and equipment, Gross	22,933	24,829
Vehicles
Property and equipment, net
Property and equipment, Gross	13,859	10,786
Property
Property and equipment, net
Property and equipment, Gross	104,974
Construction in process
Property and equipment, net
Property and equipment, Gross	¥ 1,019	¥ 78,949